Share-based Compensation - Summary of Changes in Stock Options (Details) - Stock Options	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted | shares	623,850
Ending balance | shares	623,850
Weighted average exercise price, Granted | $ / shares	$ 4.33
Weighted average exercise price, ending balance | $ / shares	$ 4.33